FRANKLIN BSP PRIVATE CREDIT FUND

Schedule of Investments

September 30, 2023

(Unaudited)

Portfolio Company (a)(b)	Industry	Investment Coupon Rate (c)	Maturity	Principal/Numbers of Shares	Fair Value
Collateralized Securities - 8.5%
CLO Debt - 8.5%
AGL CLO, Ltd. (e)(f)	Diversified Investment Vehicles	S +3.70% (9.29%)	1/20/2034	$250,000	$237,583
Generate CLO, Ltd. (e)(f)	Diversified Investment Vehicles	S +5.75% (10.75%)	4/20/2035	500,000	507,025
Madison Park Funding, Ltd. (e)(f)	Diversified Investment Vehicles	S +3.85% (9.44%)	10/20/2029	500,000	490,509
Morgan Stanley Eaton Vance CLO (e)(f)	Diversified Investment Vehicles	S +5.50% (10.76%)	7/20/2036	1,000,000	1,020,341
PFP III, Ltd. 23-10 AS (e)(f)	Diversified Investment Vehicles	S +3.03% (8.36%)	9/16/2038	2,000,000	1,991,071
Wind River CLO, Ltd. (e)(f)	Diversified Investment Vehicles	S +2.95% (8.54%)	1/20/2031	250,000	228,955
Total CLO Debt (Cost $4,448,241)					$4,475,484
Total Collateralized Securities (Cost $4,448,241)					$4,475,484
Senior Secured First Lien Debt - 92.1%
Bank Loans - 90.4%
Acrisure, LLC (d)(e)	Financials	S +5.75% (11.12%)	2/15/2027	$496,250	$497,491
Advisor Group, Inc. (d)(e)	Financials	S +4.50% (9.82%)	8/17/2028	746,144	744,980
Alchemy US Holdco 1, LLC (d)(e)	Industrials	S +7.32% (12.86%)	10/10/2025	750,000	739,875
Alchemy US Holdco 1, LLC (d)(e)	Industrials	S +6.00% (11.54%)	10/10/2025	1,000,000	987,500
Altice Financing, SA (d)(e)	Telecom	S +5.00% (10.31%)	10/29/2027	1,245,623	1,231,087
Ascend Learning, LLC (d)(e)	Education	S +3.50% (8.92%)	12/11/2028	746,834	711,008
Associated Asphalt Partners, LLC (d)(e)	Industrials	L +5.25% (10.98%)	4/5/2024	500,000	439,375
Avalara, Inc. (e)(f)	Software/Services	S +7.25% (12.64%)	10/19/2028	502,000	491,408
Brand Industrial Services, Inc. (d)(e)	Business Services	S +5.50% (10.87%)	8/1/2030	500,000	486,405
Cengage Learning, Inc. (d)(e)	Education	S +4.75% (10.32%)	7/14/2026	746,193	741,716
Corelogic, Inc. (d)(e)	Business Services	S +3.50% (8.93%)	6/2/2028	498,728	459,867
CPM Holdings, Inc. (d)(e)	Industrials	S +4.50% (9.82%)	9/22/2028	500,000	498,440
Crown Subsea Communications Holding, Inc. (d)(e)	Telecom	S +5.25% (10.69%)	4/27/2027	493,750	494,984
Directv Financing, LLC (d)(e)	Media/Entertainment	S +5.00% (10.43%)	8/2/2027	924,538	902,451
Division Holding Corp. (d)(e)	Business Services	S +4.75% (10.18%)	5/26/2028	498,728	494,987
ECL Entertainment, LLC (d)(e)	Gaming/Lodging	S +4.75% (10.14%)	8/31/2030	750,000	747,810
Edgewater Generation, LLC (d)(e)	Utilities	S +3.75% (9.18%)	12/15/2025	500,000	485,095
Faraday Buyer, LLC (e)(f)	Utilities	S +7.00% (12.04%)	10/11/2028	24,389	23,774
Faraday Buyer, LLC (e)(f)	Utilities	S +7.00% (12.32%)	10/11/2028	323,375	315,221
Filtration Group Corp. (d)(e)	Industrials	S +4.25% (9.68%)	10/21/2028	497,500	497,709
First Brands Group, LLC (d)(e)	Consumer	S +5.00% (10.88%)	3/30/2027	498,744	491,577
Gainwell Acquisition Corp. (d)(e)	Healthcare	S +4.00% (9.49%)	10/1/2027	496,173	483,303
Generation Bridge Northeast, LLC (d)(e)	Utilities	S +4.25% (9.57%)	8/22/2029	500,000	499,375
Geon Performance Solutions, LLC (d)(e)	Chemicals	S +4.75% (10.40%)	8/18/2028	500,000	491,875
Green Energy Partners/Stonewall, LLC (d)(e)(f)	Utilities	S +6.00% (11.65%)	11/12/2026	1,989,856	1,989,856
Hamilton Projects Acquiror, LLC (d)(e)	Utilities	S +4.50% (9.93%)	6/17/2027	914,691	909,734
Hub International, Ltd. (d)(e)	Financials	S +4.25% (9.58%)	6/20/2030	500,000	500,835
IMA Financial Group, Inc. (d)(e)	Financials	S +4.25% (9.67%)	11/1/2028	498,750	496,880
Invenergy Thermal Operating I, LLC (d)(e)	Utilities	S +4.50% (9.91%)	8/14/2029	54,000	53,842
Invenergy Thermal Operating I, LLC (d)(e)	Utilities	S +4.50% (9.91%)	8/14/2029	696,000	693,968
IW Buyer, LLC (e)(f)	Industrials	S +6.75% (12.17%)	6/28/2029	1,242,865	1,207,195
Jump Financial, LLC (d)(e)	Financials	S +4.50% (10.15%)	8/7/2028	1,740,509	1,649,133
Knot Worldwide, Inc. (d)(e)	Publishing	S +4.50% (9.92%)	12/19/2025	497,481	496,237
Kuehg Corp. (d)(e)	Education	S +5.00% (10.39%)	6/12/2030	750,000	750,352
Learning Care Group US No. 2, Inc. (d)(e)	Education	S +4.75% (10.12%)	8/11/2028	500,000	499,165
Lightstone Holdco, LLC (d)(e)	Utilities	S +5.75% (11.07%)	1/29/2027	941,854	875,529
Lightstone Holdco, LLC (d)(e)	Utilities	S +5.75% (11.07%)	1/29/2027	53,277	49,525
Liquid Tech Solutions Holdings, LLC (d)(e)(f)	Industrials	S +4.75% (10.26%)	3/20/2028	2,351,108	2,351,108
Magnite, Inc. (d)(e)	Technology	S +5.00% (10.43%)	4/28/2028	746,183	746,929
MH Sub I, LLC (d)(e)	Business Services	S +4.25% (9.57%)	5/3/2028	748,125	722,756
MPH Acquisition Holdings, LLC (d)(e)	Healthcare	S +4.25% (9.92%)	9/1/2028	747,745	702,259
Nexus Buyer, LLC (d)(e)	Business Services	S +3.75% (9.17%)	11/9/2026	501,381	493,590
Odyssey Logistics Tech Corp. (d)(e)	Transportation	S +4.50% (9.92%)	10/12/2027	500,000	498,440
Omnia Partners, LLC (d)(e)	Business Services	S +4.25% (9.60%)	7/25/2030	686,000	686,144
Ontario Gaming GTA, LP (d)(e)	Gaming/Lodging	S +4.25% (9.64%)	8/1/2030	750,000	750,000
Proampac PG Borrower, LLC (d)(e)	Paper & Packaging	S +4.50% (9.89%)	9/15/2028	500,000	496,750
Prometric Holdings, Inc. (d)(e)	Business Services	S +3.00% (8.68%)	1/28/2028	500,000	494,250
Pug, LLC (d)(e)	Technology	S +4.25% (9.68%)	2/12/2027	750,000	710,625
Renaissance Holding Corp. (d)(e)	Software/Services	S +4.75% (10.07%)	4/8/2030	500,000	495,445
Roper Industrial Products Investment Co., LLC (d)(e)	Industrials	S +4.50% (9.89%)	11/22/2029	497,500	498,211
Russell Investments US Institutional Holdco, Inc. (d)(e)	Financials	S +3.50% (8.92%)	5/30/2025	999,133	950,006
Serrano Parent, LLC (e)(f)	Software/Services	S +6.50% (11.87%)	5/12/2030	3,135,000	3,060,387
Smyrna Ready Mix Concrete, LLC (d)(e)	Industrials	S +4.25% (9.67%)	4/2/2029	496,231	496,851
Spirit Aerosystems, Inc. (d)(e)	Industrials	S +4.25% (9.62%)	1/15/2027	496,250	495,009
Spring Education Group, Inc. (d)(e)	Education	S +4.50% (9.91%)	9/30/2030	500,000	493,750
Star Parent, Inc. (d)(e)	Healthcare	S +4.00% (9.39%)	9/30/2030	750,000	732,397
Tecta America Corp. (d)(e)	Industrials	S +4.25% (9.68%)	4/10/2028	500,000	498,395
Truck Hero, Inc. (d)(e)	Transportation	S +5.00% (10.32%)	1/31/2028	500,000	487,500
UKG, Inc. (d)(e)	Technology	S +4.50% (10.02%)	5/4/2026	498,750	499,164
Volunteer AcquisitionCo, LLC (e)(f)	Industrials	S +6.50% (11.91%)	9/1/2029	3,061,000	2,985,393
VT Topco, Inc. (d)(e)	Business Services	S +4.25% (9.66%)	8/9/2030	750,000	749,378
WaterBridge Midstream Operating, LLC (d)(e)	Energy	S +5.75% (11.36%)	6/19/2026	1,240,969	1,241,168
Windsor Holdings III, LLC (d)(e)	Chemicals	S +4.50% (9.83%)	8/1/2030	750,000	746,250
Zendesk, Inc. (e)(f)	Software/Services	S +6.75% (12.15%) 3.25% PIK	11/22/2028	543,397	534,051
Total Bank Loans (Cost $47,038,627)					$47,745,770
Corporate Bonds - 1.7%
Altice France, SA (d)	Telecom	8.13%	2/1/2027	$500,000	$441,583
Hughes Satellite Systems (g)	Telecom	5.25%	8/1/2026	500,000	451,839
Total Corporate Bonds (Cost $916,471)					$893,422
Total Senior Secured First Lien Debt (Cost $47,955,098)					$48,639,192
Senior Secured Second Lien Debt - 1.9%
Bank Loans - 1.9%
Edelman Financial Center, LLC (d)(e)	Financials	S +6.75% (12.18%)	7/20/2026	500,000	$498,125
Mercury Merger Sub, Inc. (d)(e)(f)	Business Services	S +6.50% (12.03%)	8/2/2029	500,000	484,000
Total Bank Loans (Cost $936,652)					$982,125
Total Senior Secured Second Lien Debt (Cost $936,652)					$982,125
Total Investments (Cost $53,339,991) - 102.5%					$54,096,801
Liabilities in Excess of Other Assets - (2.5)%					(1,301,435)
Total Net Assets - 100.0%					$52,795,366

Percentages are stated as a percent of net assets.

(a)	Unless otherwise indicated, all investments in the schedule of investments are non-affiliated, non-controlled investments.

(b)	Unless otherwise indicated, all investments in the schedule of investments are restricted.

(c)	The majority of the investments bear interest at a rate that may be determined by reference to London Interbank Offered Rate (“LIBOR” or “L”), Secured Overnight Financing Rate (“SOFR” or “S”), or Prime (“P”) and which reset daily, monthly, quarterly, or semiannually. For each, the Fund has provided the spread over the relevant reference rate and the current interest rate in effect at September 30, 2023. Certain investments are subject to reference rate floors. For fixed rate loans, a spread above a reference rate is not applicable. For floating rate securities, the all-in rate is disclosed within parentheses.

(d)	Although security is restricted as to resale, the Fund's Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2023 was $40,552,049, which represented 76.8% of net assets.

(e)	Variable rate security. Actual reference rates may vary based on the reset date of the security.

(f)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

(g)	Investment is unrestricted.

As of September 30, 2023, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Commitment Type	Total Revolving and Delayed Draw Loan Commitments	Less: Funded Commitments	Total Unfunded Commitments
Avalara, Inc.	Revolver term loan	$50,000	$-	$50,000
Faraday Buyer, LLC	Delayed draw term loan	31,877	24,389	7,488
Higginbotham Insurance Agency, Inc.	Delayed draw term loan	1,574,000	-	1,574,000
IW Buyer, LLC	Revolver term loan	290,135	-	290,135
Omnia Partners, LLC	Delayed draw term loan	64,000	-	64,000
Serrano Parent, LLC	Revolver term loan	323,000	-	323,000
Volunteer AcquisitionCo, LLC	Delayed draw term loan	319,000	-	319,000
Volunteer AcquisitionCo, LLC	Revolver term loan	638,000	-	638,000
Zendesk, Inc.	Delayed draw term loan	132,778	-	132,778
Zendesk, Inc.	Revolver term loan	55,000	-	55,000
		$3,477,790	$24,389	$3,453,401

1.	Organization

Franklin BSP Private Credit Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously issues shares. The Fund is offering two classes of Shares of the Fund: Advisor Class, with no sales load or distribution and shareholder servicing fee, and Class A shares, which may charge a sales load of up to 2.00% of the investor’s subscription and may charge an annual distribution and shareholder servicing fee of up to 0.50% per year. Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reimbursements if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class. The Fund’s investment activities are managed by Benefit Street Partners L.L.C (“BSP”, or the “Adviser”), and supervised by the Fund’s Board of Trustees (“Board” or “Board of Trustees”), a majority of whom are independent of the Adviser and its affiliates.

The Fund is an “interval fund” pursuant to which, subject to applicable law, it will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding shares of beneficial interest (“Shares”) at a price equal to net asset value (“NAV”). The Fund will offer to repurchase 5% of its outstanding shares at NAV on a quarterly basis. It is also possible that a repurchase offer may be oversubscribed, with the result that Fund shareholders (“Shareholders”) may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to try to provide liquidity to Shareholders, the Shares should be considered illiquid.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The financial statements reflect all adjustments, both normal and recurring which, in the opinion of management, are necessary for the fair presentation of the Fund’s results of operations and financial condition for the periods presented. The Fund is an investment company and accordingly applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Investment Valuation and Fair Value Measurement

The Board has delegated to the Adviser as valuation designee (the “Valuation Designee”) the responsibility of determining the fair value of the Fund’s investment portfolio, subject to oversight of the Board, pursuant to Rule 2a-5 under the 1940 Act. As such, the Valuation Designee is charged with determining the fair value of the Fund’s investment portfolio, subject to oversight of the Board. The Board has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to Fund management, which is comprised of officers and employees of the Adviser, and has authorized the Adviser to utilize the independent third-party pricing services and independent third-party valuation services that have been approved by the Board.

Securities for which market quotations are readily available on an exchange are valued at the reported closing price on the valuation date. The Fund may also obtain quotes with respect to certain of the Fund’s investments from pricing services or brokers or dealers in order to value assets. When doing so, the Fund determines whether the quote obtained is readily available according to U.S. GAAP to determine the fair value of the security. If determined to be readily available, the Fund uses the quote obtained.

Investments without a readily determined market value are primarily valued using a market approach, an income approach, or both approaches, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that the Fund management may take into account in fair value pricing the Fund’s investments include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, and enterprise values, among other factors. When available, broker quotations and/or quotations provided by pricing services are considered as an input in the valuation process.

With respect to investments for which market quotations are not readily available, the Valuation Designee undertakes a multi-step valuation process, as described below:

•	Each portfolio company or investment will be valued by the Valuation Designee, with assistance from one or more independent valuation firms;
•	The independent valuation firm(s) conduct independent appraisals and make an independent assessment of the value of each investment; and
•	The Valuation Designee, under the supervision of the Board, determines the fair value of each investment, in good faith, based on the input of independent valuation firms (to the extent applicable) and the Valuation Designee’s own analysis. The Valuation Designee also has established a Valuation Committee to assist the Valuation Designee in carrying out its designated responsibilities, subject to oversight of the Board.

Bank loans, including syndicated loans, are valued by using readily available market quotations or another commercially reasonable method selected by an independent, third party pricing service that has been approved by the Board, or, if such independent, third-party valuations are not available, by using broker quotations.

High yield corporate bonds and certain other domestic debt securities are valued at the last reported bid prices supplied by an independent, third party pricing service that has been approved by the Board. If the last reported bid price is not readily available or is otherwise deemed to be unreliable by the Valuation Committee, then such securities are valued at fair value pursuant to procedures adopted by the Board.

If they are traded on the valuation date, equity securities that are listed or traded on a national exchange will be valued at the last quoted sale price. If securities are listed on more than one exchange, and if the securities are traded on the valuation date, they will be valued at the last quoted sale price on the exchange on which the security is principally traded. If there is no sale of the security on the valuation date, or such price is not readily available, the Fund will value the securities at the last reported sale price, unless the Valuation Committee believes such price no longer represents the fair market value and elects to value the security at fair value pursuant to procedures adopted by the Board. Market quotations may be deemed not to represent fair value in certain circumstances where the Adviser reasonably believes that facts and circumstances applicable to an issuer, seller or purchaser or to the market for a particular security cause current market quotations not to reflect the fair value of the security. Examples of these events could include situations in which material events are announced after the close of the market on which a security is primarily traded, a security trades infrequently causing a quoted purchase or sale price to become stale, or a security’s trading has been halted or suspended.

Generally, trading in U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the NAV of the Fund’s Shares are determined as of such times.

NAV per Share will be determined daily by the Adviser on each day the NYSE is open for trading or at such other times as the Board may determine. NAV per Share is determined on a class-specific basis, by dividing the total value of the Fund’s net assets attributable to the applicable class by the total number of Shares of such class outstanding. The Fund’s net assets are determined by subtracting any liabilities (including borrowings for investment purposes) from the total value of its portfolio investments and other assets.

The Fund’s fair value measurements are classified into a fair value hierarchy in accordance with ASC Topic 820, Fair Value Measurement, based on the markets in which the assets and liabilities are traded, and the reliability of the assumptions used to determine fair value. Market price observability is affected by a number of factors, including the type of investment and the characteristics specific to the investment. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The Fund determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. This alternative approach also reflects the contractual terms of the derivatives, if any, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The guidance defines three levels of inputs that may be used to measure fair value:

•	Level 1 Inputs: Quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.
•	Level 2 Inputs: Inputs other than quoted prices included in Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.
•	Level 3 Inputs: Unobservable inputs that reflect the entity’s own assumptions about the assumptions the market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

The following table presents fair value measurements of investments, by major class, as of September 30, 2023, according to the fair value hierarchy:

Franklin BSP Private Credit Fund

Description[1]	Level 1	Level 2	Level 3	Total
Assets
Collateralized Securities
CLO Debt	$-	$-	$4,475,484	$4,475,484
Total Collateralized Securities	-	-	4,475,484	4,475,484
Senior Secured First Lien Debt
Bank Loans	-	34,787,377	12,958,393	47,745,770
Corporate Bonds	-	893,422	-	893,422
Total Senior Secured First Lien Debt	-	35,680,799	12,958,393	48,639,192
Senior Secured Second Lien Debt
Bank Loans	-	498,125	484,000	982,125
Total Senior Secured Second Lien Debt	-	498,125	484,000	982,125
Total Assets	$-	$36,178,924	$17,917,877	$54,096,801

[1]	For further security characteristics, see the Fund's Schedules of Investments.

The following table provides a reconciliation of the beginning and ending balances for investments that use Level 3 inputs during the period ended September 30, 2023:

	Franklin BSP Private Credit Fund
	Collateralized Securities	Senior Secured First Lien Debt	Senior Secured Second Lien Debt
Beginning Balance - January 1, 2023	$-	$1,328,993	$-
Acquisitions	4,448,241	11,532,786	457,500
Dispositions	-	(27,640)	-
Realized gain (loss)	-	162	-
Return of capital	-	-	-
Change in unrealized appreciation (depreciation)	27,243	124,092	26,500
Net transfers in/(out) of Level 3	-	-	-
Ending Balance - September 30, 2023	$4,475,484	$12,958,393	$484,000

As of September 30, 2023, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $27,243 for Collateralized Securities, $124,092 for Senior Secured First Lien Debt, and $26,500 for Senior Secured Second Lien Debt.

Significant Unobservable Inputs

The following table summarizes the significant unobservable inputs used to value the majority of the Level 3 investments as of September 30, 2023. The table is not intended to be all-inclusive, but instead identifies the significant unobservable inputs relevant to the determination of fair values.

				Range
Asset Category	Fair Value	Primary Valuation Technique	Unobservable Inputs	Minimum	Maximum	Weighted Average(a)
Senior Secured First Lien Debt	$9,973,000	Yield Analysis	Market Yield	9.90%	13.40%	11.59%
Senior Secured First Lien Debt(b)	2,985,393	N/A	N/A	N/A	N/A	N/A
Senior Secured Second Lien Debt	484,000	Yield Analysis	Market Yield	12.65%	14.15%	13.40%
Collateralized Securities	4,475,484	Yield Analysis	Discount Rate	3.30%	5.45%	4.30%
	$17,917,877

(a)	Weighted averages are calculated based on fair value of investments.
(b)	Investment(s) valued based on recent or pending transactions expected to close after the valuation date.